PREPAYMENT OF VESSELS (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Balance as of beginning of period	$ 86.0	$ 0.0	$ 0.0
Additions	55.0	37.4	126.6
Transferred to vessels	(141.0)	(33.0)	(40.6)
Carrying amount	$ 0.0	$ 4.4	$ 86.0